JPMorgan 100 U.S. Treasury Securities Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Capital Shares [Member] | Capital
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	3.12%	2.05%